Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (338,868)		¥ (186,002)
Exchange difference	(35)		7
Total	387,532	$ 56,364	258,704
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	513,448		296,559
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115,048		79,470
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,599		1,230
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 94,340		¥ 67,440